Fair Value Measurements - Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - Virgin Group Acquisition Corp. II [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 25, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	$ 402,566,409	$ 402,530,526
Backstop derivative liability	30,234,314
Public Warrants | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		6,731,959
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			$ 20,189,067
Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		13,340,010	$ 17,796,406
Mutual Fund | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	402,566,409	402,530,526
Mutual Fund | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual Fund held in Trust Account	402,566,409	402,530,526
Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	35,920,044	13,340,010
Backstop derivative liability	30,234,314
Warrant | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,048,919	6,731,959
Warrant | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	32,871,125	6,608,051
Backstop derivative liability	30,234,314
Warrant | Public Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,048,919	6,731,959
Warrant | Public Warrants | Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	3,048,919
Warrant | Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,636,811	6,608,051
Warrant | Private Placement Warrants | Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,636,811	$ 6,608,051